Inventories (Tables)	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	May 31, 2024	August 31, 2023
Ore stockpile	$4,821	$3,361
Gold in circuit	807	689
Gold doré	80	52
Total precious metals inventories	5,708	4,102
Supplies	794	859
Total inventories	$6,502	$4,961